Supplement dated September 12, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Recovery and Infrastructure Fund	9/01/2013
Effective on or about September 12, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Santoro, CFA	Portfolio Manager	Co-manager	September 2013
Craig Leopold, CFA	Portfolio Manager	Co-manager	September 2013
Tom West, CFA	Portfolio Manager	Co-manager	September 2013
Kirk Moore, CFA	Portfolio Manager	Co-manager	September 2013
The rest of the section remains the same.
The portfolio manager information under the caption “Primary Service Providers - Portfolio Management” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Managers
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Santoro, CFA	Portfolio Manager	Co-manager	September 2013
Craig Leopold, CFA	Portfolio Manager	Co-manager	September 2013
Tom West, CFA	Portfolio Manager	Co-manager	September 2013
Kirk Moore, CFA	Portfolio Manager	Co-manager	September 2013
Mr. Santoro joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.
Mr. Leopold joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Leopold began his investment career in 1989 and earned a B.B.A. from Adelphi University and an M.B.A. from Fordham University.
Mr. West joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. West began his investment career in 2000 and earned a B.S. from Rutgers University and an M.S. from Boston College.
Mr. Moore joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Moore began his investment career in 1990 and earned a B.A. from the University of Missouri and an M.B.A. from Washington University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP213_04_001_(09/13)